Reversals (Impairments) of tangible and intangible assets and right-of-use assets. Sensitivity of outcomes to alternative scenarios - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment review of tangible and intangible assets and right-of-use assets
Risk-adjusted weighted average cost of capital (adjusted WACC) (in percent)	7.00%
Net impairment losses	€ 1,140	€ 167	€ 3,183
Percentage by which headroom is higher than book value	100.00%
Congo, Egypt, USA and Algeria
Impairment review of tangible and intangible assets and right-of-use assets
Net impairment losses	€ 432
Chemicals
Impairment review of tangible and intangible assets and right-of-use assets
Property, plant and equipment, residual value	595
Gas power generation
Impairment review of tangible and intangible assets and right-of-use assets
Property, plant and equipment, residual value	€ 690
Minimum
Impairment review of tangible and intangible assets and right-of-use assets
Post-tax, risk-adjusted WACC (in percent)	6.20%
Maximum
Impairment review of tangible and intangible assets and right-of-use assets
Post-tax, risk-adjusted WACC (in percent)	11.10%